Investment in Forum Energy Limited ("FEL") (Details Narrative) - USD ($)				12 Months Ended			24 Months Ended
	Nov. 10, 2021	Aug. 07, 2020	Apr. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Statement [Line Items]
Proceeds from sale of loan	$ 224,400
Fair value of investment			$ 1,835,111	$ 1,835,111	$ 1,835,111		$ 1,835,111
Shares issued for debt (Note 9)					170,111
Issuance of shares pursuant to rights offering				0	$ 846,750	$ 0
Loan purchased percentage		6.80%
Accrued interest		$ 939
Interest rate on loan		3.50%
Forum Energy Limited
Statement [Line Items]
Fair value of investment				$ 1,835,111		$ 1,665,000	1,835,111
Ownership interest				6.80%	6.80%
Shares issued for debt (Note 9)			170,111				$ 170,111
Issuance of shares pursuant to rights offering			$ 2,500,000
Loan purchased percentage		6.80%
Loan purchased		$ 346,202
Accrued interest		$ 939
Interest rate on loan		3.50%
Share price			$ 0.30